Investment Strategy - TradersAI Large Cap Equity & Cash ETF	Dec. 23, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (ETF) that seeks to achieve its investment objective by investing in securities and financial instruments linked to the S&P 500 Index (the “Index”). The Index measures the stock performance of 500 large US companies. The Fund takes both long and short positions by investing in e-mini futures contracts. In addition, the Fund may invest in broad-based, passively managed ETFs that track the Index (“Underlying ETFs”) and options on both futures based on the Index and options on Underlying ETFs.

The Fund’s portfolio managers use proprietary algorithms to measure intraday stock market movements. The Fund seeks gains from market volatility and intraday directional trends (short-term price movements).

Proprietary Algorithms

The Fund’s sub-adviser, Traders A.I., Inc. (the “Sub-Adviser”) employs proprietary trading algorithms to assist it in managing the Fund. The algorithms use publicly available data (i.e., open, high, low, and close prices of broad-based stock indexes at various frequencies of data ranging from minutely data to daily data), including data from financial news outlets. The algorithms are designed to seek to actively exploit intraday market price movements. They respond to market price changes and aim to forecast future price movements over short periods, generating actionable “buy” or “sell” signals based on these predictions. Their short-term (intraday) focus results in a higher number of trades compared to more conservative approaches. Although the Fund’s algorithms play a crucial role in its management, the Fund does not rely on an automated or systematic trading system. Instead, as described below, the Fund’s portfolio managers have full discretion over trading decisions.

Investment Decision Process

Intra-Day Trading Approach

The Sub-Adviser employs an active intraday trading approach, which includes specific practices for closing positions at the end of trading sessions (described below). The Sub-Adviser’s portfolio managers make all trading decisions for the Fund, using their knowledge, experience, expertise, and judgment to determine the appropriateness of trades based on current market conditions. While the proprietary algorithms generate trading signals, each signal is reviewed by a human trader on the Sub-Adviser’s team. This combination of technology and human judgment is designed to provide a balanced approach to selecting trades.

The Sub-Adviser’s intraday trading approach involves executing trades within a short time frame ranging from minutes to a few hours. This strategy focuses on intraday momentum, targeting short-term price movements. By targeting these movements, the Fund aims to profit from market volatility and directional trends, even within a single trading session. Consequently, the Fund’s investment strategy leads to a high portfolio turnover rate.

Portfolio Attributes

A key aspect of the Fund’s strategy is trading e-mini futures on the Index. The Sub-Adviser uses e-mini futures contracts to achieve precise investment positioning.

The Sub-Adviser will take long positions when it expects the investments to increase in value, and short positions when it expects the investments to decrease in value. The Fund will primarily use e-mini futures contracts for both strategies, purchasing them for long positions and selling them for short positions. Additionally, the Fund may use options on futures or acquire (or short) shares of Underlying ETFs to take long or short positions.

●	E-mini futures contracts: These are agreements to buy or sell an asset at a future date at an agreed-upon price but are smaller than standard futures contracts. For instance, an e-mini S&P 500 futures contract is one-fifth the size of a standard S&P 500 futures contract. See “Additional Information About the Fund” below, for more information about the economics of trading e-mini futures.

●	Options: A call option gives the buyer the right, but not the obligation, to buy the futures contract at a specified price before expiration, while a put option gives the buyer the right, but not the obligation, to sell the futures contract at a specified price before expiration.

Although the Fund’s investments and strategies, such as futures and shorting, are often associated with leveraging a portfolio, the Fund employs these techniques in a way that does not result in significant leverage. This is achieved by maintaining sufficient collateral and using risk management practices to ensure the overall exposure remains controlled.

As noted above, in addition to futures contracts, the Fund may trade options on futures based on the Index and options on Underlying ETFs. Options on futures based on the Index allow the Fund to hedge or gain a desired exposure, such as by buying call options to seek to protect against losses in short futures positions if the Index rises. Options on Underlying ETFs provide another way to gain exposure to the Index, facilitating more precise investment strategies. These options may help the Fund manage risk and/or gain desired exposure; for example, buying put options can hedge against declines in Underlying ETF holdings, while buying call options can lead to gains if the Underlying ETFs appreciate, thus effectively establishing a long exposure.

End-of Day Close-Out Decisions

The Fund’s strategy typically involves closing all of its positions by the end of the regular U.S. market session.

●	“Closing positions” means selling or neutralizing a trading position before the market closes. When this part of the strategy is deployed, the Fund’s portfolio may consist solely of cash and money market instruments during periods when regular U.S. equity sessions are not open (e.g., between 4:00 pm ET and 9:30 am ET, weekends, and stock exchange holidays).

However, from time to time, the Sub-Adviser may choose to keep open some or all of the Fund’s positions. The Fund’s portfolio managers decide whether to close out positions on a particular day based on their assessment of the potential profitability of holding or not holding a particular position into the next trading session. Their decision does not focus on the type of security or contract held.

For example, if the Fund holds 10 long e-mini futures contracts at 3:00 pm ET and the portfolio managers’ trading plan specifies a price level below which the long position should be liquidated, the Fund will sell the long position if the market price drops below that level prior to market close. Therefore, the Sub-Adviser’s assessment of market price action, not the type of position, determines whether the Fund closes out a position on a given day.

Depending on the portfolio managers’ trading plans, a long position may be closed on one day but carried over to the next session on another day. Similarly, a short position might be closed out on some days while being carried over to the following day on others.

If the Fund keeps a position open, it will seek to hedge them using options on futures. To do so, the Fund will use call options (rights to buy at a set price) and/or put options (rights to sell at a set price) on the futures contracts to hedge its open positions. When the Fund holds these options positions, if the market price of the futures contract rises, the value of the call option increases; if the price falls, the value of the put option increases. This strategy is designed to offset losses from the open positions and help mitigate risk.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in large cap equities or investments with similar characteristics, or cash and cash equivalents.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in large cap equities or investments with similar characteristics, or cash and cash equivalents.